Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Accrued expenses and other current liabilities
Deposits from sales agents and others	¥ 302,727		¥ 202,265
Accrued office expenses	205,538		207,146
Other payable to platform users and merchants	118,840		43,413
Acquisition consideration payable	107,359		105,620
Payable to employees related to share-based awards	92,290		43,558
Accrued professional fees	88,198		78,315
Accrued telecom and bandwidth fees	31,841		40,078
Government subsidy	21,716		9,146
Cash received on behalf of a related party	0		82,358
Others	84,498		66,469
Total	¥ 1,053,007	$ 150,943	¥ 878,368